UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21853

Northern Lights Variable Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska    68130

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive Suite 110, Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

12/31

Date of reporting period: 6/30/14

Item 1.  Reports to Stockholders.

INCOME VIT FUND
Tactical Bond Management

Semi-Annual Report

June 30, 2014

1-877-7PWRINC

1-877-779-7462

www.powerincomefund.com

Distributed by Northern Lights Distributors, LLC

Member FINRA

Power Income VIT Fund
PORTFOLIO REVIEW (Unaudited)
June 30, 2014

The Fund's performance figures* for the period ended June 30, 2014, compared to its benchmark:

	Six Months	One Year	Since Inception **
Power Income Fund VIT Fund - Class 1	3.78%	7.35%	5.86%
Power Income Fund VIT Fund - Class 2	2.86%	5.84%	4.71%
Barclays Capital U.S. Aggregate Bond Index***	3.93%	4.37%	2.11%

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares as well as other charges and expenses of the insurance contract, or separate account. The total operating expenses as stated in the fee table to the Fund's prospectus dated May 1, 2014 are 2.05% and 2.55% for Class 1 and Class 2 respectively. For performance information current to the most recent month-end, please call 1-877-779-7462.

** Inception date for Class 1 and Class 2 shares is April 30, 2012.

***  The Barclays Capital U.S. Aggregate Bond Index is a market capitalization-weighted index, meaning the securities in the index are weighted according to the market size of each bond type. Most U.S. traded investment grade bonds are represented.  Municipal bonds and Treasury Inflation-Protected Securities are excluded, due to tax treatment issues. The index includes U.S. Treasury securities, Government agency bonds, mortgage-backed bonds, corporate bonds, and a small amount of foreign bonds traded in U.S. Dollars. Unlike a mutual fund, an index does not reflect any trading costs or management fees.  Investors cannot directly invest in an index.

Portfolio Composition as of June 30, 2014

Holdings By Investment Type	% of Net Assets
Mutual Funds	89.3%
Exchange Traded Funds	6.3%
Short-Term Investments	4.4%
Liabilites in Excess of Other Assets	0.0%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund's holdings.

Power Income VIT Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2014
Shares		Value

	EXCHANGE TRADED FUNDS - 6.3%
	DEBT FUNDS - 6.3%
5,035	PIMCO 0-5 Year High Yield Corporate Bond Index ETF	$ 538,090
17,354	SPDR Barclays Short Term High Yield Bond ETF	537,280
	TOTAL EXCHANGE TRADED FUNDS ($1,070,247)	1,075,370

	MUTUAL FUNDS - 89.3%
	DEBT FUNDS - 89.3%
124,136	BlackRock High Yield Portfolio - Institutional Class	1,047,707
175,872	Columbia High Yield Bond Fund - Class Z	536,408
49,530	Dreyfus High Yield Fund - Class I	341,259
24,711	Hartford High Yield Fund - Class I	195,466
74,255	Invesco High Yield Fund - Class Y	340,829
199,090	Ivy High Income Fund - Class I	1,744,028
36,130	Janus High-Yield Fund - Class I	340,348
118,093	MainStay High Yield Corporate Bond Fund - Institutional Class	725,090
18,583	Metropolitan West High Yield Bond Fund - Class I	194,376
55,918	Neuberger Berman High Income Bond Fund - Institutional Class	534,578
51,439	Northeast Investors Trust - Retail Class	340,528
36,936	Nuveen High Income Bond Fund - Class I	343,875
114,832	Oppenheimer Senior Floating Rate Fund - Class Y	964,592
178,985	PIMCO High Yield Fund - Institutional Class	1,748,688
43,327	Principal High Yield Fund - Institutional Class	342,283
58,187	Prudential High Yield Fund - Class Z	341,560
111,384	Prudential Short Duration High Yield Income Fund - Class Z	1,094,905
73,266	RidgeWorth High Income Fund - Class I	539,237
138,220	RidgeWorth Seix Floating Rate High Income Fund - Class I	1,253,652
53,411	RidgeWorth Seix High Yield Fund - Class I	538,912
72,700	Western Asset Global High Yield Bond Fund - Class I	540,158
37,320	Western Asset High Yield Fund - Institutional Class	342,226
119,237	Western Asset Short Duration High Income Fund - Class I	775,044
	TOTAL MUTUAL FUNDS (Cost - $14,829,561)	15,165,749

	SHORT-TERM INVESTMENTS - 4.4%
	MONEY MARKET FUNDS - 4.4%
502	BlackRock Cash Funds - Institutional Class, 0.11% *	502
500	Dreyfus Treasury Prime Cash Management - Institutional Class, 0.00% *	500
11	Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 0.01% *	11
738,189	Fidelity Institutional Money Market Funds - Money Market Portfolio - Class I, 0.05% *	738,189
504	AIM STIT-Government & Agency Portfolio - Institutional Class, 0.01% *	504
	TOTAL SHORT-TERM INVESTMENTS (Cost - $739,706)	739,706

	TOTAL INVESTMENTS - 100.0% (Cost - $16,639,514) (a)	$ 16,980,825
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.0) %	(4,580)
	NET ASSETS - 100.0%	$ 16,976,245

*	Money market fund; interest rate reflects effective yield on June 30, 2014.
(a)	Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes is $16,646,407
	and differs from value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$ 340,134
	Unrealized depreciation	(5,716)
	Net unrealized appreciation	$ 334,418

See accompanying notes to financial statements.

Power Income VIT Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2014

ASSETS
Investment securities:
At cost	$ 16,639,514
At value	$ 16,980,825
Receivable for Fund shares sold	5,209
Dividends and interest receivable	68,314
Prepaid expenses and other assets	21
TOTAL ASSETS	17,054,369

LIABILITIES
Fees payable to other affiliates	46,576
Investment advisory fees payable	12,037
Payable for investments purchased	8,700
Distribution (12b-1) fees payable	7,022
Payable for Fund shares redeemed	3,513
Accrued expenses and other liabilities	276
TOTAL LIABILITIES	78,124
NET ASSETS	$ 16,976,245

Composition of Net Assets:
Paid in capital	$ 15,487,065
Undistributed net investment income	807,985
Accumulated net realized gain from security transactions	339,884
Net unrealized appreciation of investments	341,311
NET ASSETS	$ 16,976,245

Net Asset Value Per Share:
Class 1 Shares:
Net Assets	$ 113
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	10
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$ 10.98

Class 2 Shares:
Net Assets	$ 16,976,132
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,573,968
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$ 10.79

(a) Net assets divided by shares outstanding does not equal net asset value due to rounding.

See accompanying notes to financial statements.

Power Income VIT Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended June 30, 2014

INVESTMENT INCOME
Dividends	$ 469,970
Interest	211
TOTAL INVESTMENT INCOME	470,181

EXPENSES
Investment advisory fees	89,913
Distribution (12b-1) fees:
Class 2	44,956
Accounting services fees	49,167
Administrative services fees	11,416
Professional fees	11,109
Compliance officer fees	6,790
Printing and postage expenses	3,637
Custodian fees	3,637
Transfer agent fees	2,715
Trustees fees and expenses	2,425
Insurance expense	485
Other expenses	970
TOTAL EXPENSES	227,220
Less: Fees waived by the Advisor	(2,316)
NET EXPENSES	224,904

NET INVESTMENT INCOME	245,277

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain from security transactions	100,258
Net change in unrealized appreciation on investments	183,097
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	283,355

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 528,632

See accompanying notes to financial statements.

Power Income VIT Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	June 30, 2014	Year Ended
	(Unaudited)	December 31, 2013
FROM OPERATIONS
Net investment income	$ 245,277	$ 562,793
Net realized gain from security transactions	100,258	165,180
Distributions of realized gains from underlying investment companies	-	74,688
Net change in unrealized appreciation of investments	183,097	149,847
Net increase in net assets resulting from operations	528,632	952,508

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains
Class 1	-	(1)
Class 2	-	(209,609)
From net investment income:
Class 1	-	(2)
Class 2	-	(242,475)
Net decrease in net assets from distributions to shareholders	-	(452,087)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class 2	8,499,018	23,576,765
Net asset value of shares issued in reinvestment of distributions:
Class 1	-	3
Class 2	-	452,084
Payments for shares redeemed:
Class 2	(12,910,698)	(33,600,114)
Net decrease in net assets from shares of beneficial interest	(4,411,680)	(9,571,262)

TOTAL DECREASE IN NET ASSETS	(3,883,048)	(9,070,841)

NET ASSETS
Beginning of Period	20,859,293	29,930,134
End of Period *	$ 16,976,245	$ 20,859,293
*Includes undistributed net investment income of:	$ 807,985	$ 562,708

SHARE ACTIVITY
Class 2:
Shares Sold	800,019	2,260,887
Shares Reinvested	-	43,977
Shares Redeemed	(1,214,790)	(3,229,714)
Net decrease in shares of beneficial interest outstanding	(414,771)	(924,850)

See accompanying notes to financial statements.

Power Income VIT Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

			Class 1
	For the Six Months		For the	For the
	Ended June 30, 2014		Year Ended	Period Ended
	(Unaudited)		December 31, 2013	December 31, 2012 (1)
Net asset value, beginning of period	$ 10.58		$ 10.31	$ 10.00

Activity from investment operations:
Net investment income (2)	0.19		0.47	0.10
Net realized and unrealized gain
on investments	0.21		0.11	0.21
Total from investment operations	0.40		0.58	0.31

Less distributions from:
Net investment income	-		(0.20)	-
Net realized gains	-		(0.11)	-
Total distributions	-		(0.31)	-

Net asset value, end of period	$ 10.98		$ 10.58	$ 10.31

Total return (3)	3.78%	(4)	5.74%	3.10%	(4)

Net assets, at end of period	$ 113		$ 109	$ 103

Ratio of gross expenses to average
net assets (5)	2.03%	(6)	1.52%	1.68%	(6)

Ratio of net expenses to average
net assets (5)	2.00%	(6)	1.52%	1.68%	(6)
Ratio of net investment income
to average net assets (5,7)	3.12%	(6)	3.30%	1.42%	(6)

Portfolio Turnover Rate	56%	(4)	340%	274%	(4)

(1)	The Power Income VIT Fund's Class 1 shares commenced operations April 30, 2012.
(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.
(3)	Total returns are historical in nature and assume reinvestment of dividends and capital gain distributions.
(4) Not annualized.
(5)	Does not include the expenses of other investment companies in which the Fund invests.
(6) Annualized.
(7)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Power Income VIT Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

			Class 2
	For the Six Months		For the	For the
	Ended June 30, 2014		Year Ended	Period Ended
	(Unaudited)		December 31, 2013	December 31, 2012 (1)
Net asset value, beginning of period	$ 10.49		$ 10.27	$ 10.00

Activity from investment operations:
Net investment income (2)	0.15		0.29	0.13
Net realized and unrealized gain
on investments	0.15		0.17	0.14
Total from investment operations	0.30		0.46	0.27

Less distributions from:
Net investment income	-		(0.13)	-
Net realized gains	-		(0.11)	-
Total distributions	-		(0.24)	-

Net asset value, end of period	$ 10.79		$ 10.49	$ 10.27

Total return (3)	2.86%	(4)	4.60%	2.70%	(4)

Net assets, at end of period (000s)	$ 16,976		$ 20,859	$ 29,930

Ratio of gross expenses to average
net assets (5)	2.53%	(6)	2.02%	2.18%	(6)

Ratio of net expenses to average
net assets (5)	2.50%	(6)	2.02%	2.18%	(6)
Ratio of net investment income
to average net assets (5,7)	2.76%	(6)	2.80%	1.92%	(6)

Portfolio Turnover Rate	56%	(4)	340%	274%	(4)

(1)	The Power Income VIT Fund's Class 2 shares commenced operations April 30, 2012.
(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.
(3)	Total returns are historical in nature and assume reinvestment of dividends and capital gain distributions.
(4) Not annualized.
(5)	Does not include the expenses of other investment companies in which the Fund invests.
(6) Annualized.
(7)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Power Income VIT Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

June 30, 2014

1.

ORGANIZATION

The Power Income VIT Fund (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Variable Trust (the “Trust”), a trust organized on November 2, 2005 under the laws of the State of Delaware, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.  The Fund’s investment objective is to seek total return from income and capital appreciation with capital preservation as a secondary objective.  The Fund commenced operations on April 30, 2012.

The Fund currently offers two classes of shares:  Class 1 shares and Class 2 shares. Class 1 and 2 shares are offered at net asset value.  Each class of shares of the Fund has identical rights and privileges except with respect to arrangements pertaining to shareholder servicing or distribution, class-related expenses, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares. The Fund’s share classes differ in the fees and expenses charged to shareholders.  The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.   Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

Valuation of Underlying Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurance that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in

Power Income VIT Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2014

determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Power Income VIT Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2014

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of June 30, 2014 for the Fund’s investments measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 1,075,370	$ -	$ -	$ 1,075,370
Mutual Funds	15,165,749	-	-	15,165,749
Short-Term Investments	739,706	-	-	739,706
Total	$ 16,980,825	$ -	$ -	$ 16,980,825

The Fund did not hold any Level 3 securities during the period.

There were no transfers into and out of Level 1 and 2 during the period. It is the Fund’s policy to record transfers between levels at the end of the reporting period.

*See Portfolio of Investments for industry classification.

Exchange Traded Funds - The Fund may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index.  The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date.  Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.  The accounting records are maintained in U.S. dollars.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly. Distributable net realized capital gains, if any, are declared and distributed annually.   Dividends from net investment income and distributions from net realized gains are recorded on ex-dividend date and are determined in accordance with Federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification.  These reclassifications have no effect on net assets, results from operations or net asset value per share of the Fund.

Federal Income Tax – It is the Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no Federal income tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax years (2012 - 2013) or expected to be taken by the Fund in its 2014 tax returns.  The Fund identifies its major tax jurisdictions as U.S. Federal and Nebraska, and foreign jurisdictions where the Fund makes significant investments. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund.  Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Power Income VIT Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2014

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.  INVESTMENT TRANSACTIONS

For the six months ended June 30, 2014, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $9,328,932 and $11,959,483, respectively.

4.  INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

W.E. Donoghue & Co., Inc. serves as the Fund’s investment advisor (the “Advisor”).  The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an investment advisory agreement with the Trust, on behalf of the Fund (the “Advisory Agreement”), under the oversight of the Board, the Advisor supervises the performance of the daily operations of the Fund and the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the Fund’s average daily net assets. For the six months ended June 30, 2014, the Advisor earned advisory fees of $89,913.

The Advisor has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least April 30, 2015, to ensure that Total Annual Fund Operating Expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions, acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Advisor)) will not exceed 2.00% and 2.50% for Class 1 and Class 2 shares, respectively; subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. During the six months ended June 30, 2014, the Advisor waived $2,316 in fees. The total amount of expense waiver subject to recapture is $2,316 which will expire on December 31, 2017.

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”), an affiliate of GFS. The Board of Trustees of the Northern Lights Variable Trust has adopted, on behalf of the Fund, the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”), as amended, pursuant to Rule 12b-1 under the Investment Company Act of 1940, to pay for certain distribution activities and shareholder services.  Under the Plan, the Fund may pay 0.50% per year of the average daily net assets of Class 2 shares. For the six months ended June 30, 2014, the Fund incurred distribution fees of $44,956 for Class 2 shares.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class 1 and Class 2 shares. During the six months ended June 30, 2014, the Distributor did not receive any underwriting commissions for sales of the Fund’s shares.

Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund.  GFS provides Principal Executive Officer and a Principal Financial Officer to the Fund.

Power Income VIT Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2014

In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Northern Lights Compliance Services, LLC  (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Gemcom, LLC (“Gemcom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.   For the provision of these services, Gemcom receives customary fees from the Fund.

5. DISTRIBUTION TO SHAREHOLDERS & TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions for the following period were as follows:

Fiscal Year Ended
December 31, 2013
Ordinary Income	$ 434,741
Long - Term Capital Gain	17,346
$ 452,087

There were no distributions during the period ended December 31, 2012.

As of December 31, 2013, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Capital Loss	Other	Post October	Unrealized	Total
Ordinary	Long-Term	Carry	Book/Tax	and Late Year	Appreciation/	Accumulated
Income	Gains	Forwards	Differences	Losses	(Depreciation)	Earnings/(Deficits)
$ 747,581	$ 61,646	$ -	$ -	$ -	$ 151,321	$ 960,548

The difference between book basis and tax basis undistributed net investment income, unrealized appreciation and accumulated net realized gain from security transactions is primarily attributable to the tax deferral of losses on wash sales and the tax treatment of short term capital gains.

6.  CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of the Fund creates presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of June 30, 2014, Nationwide Life Insurance Co. held approximately 67% of the voting securities of Class 2 shares for the benefit of others.

7. SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

Power Income VIT Fund

EXPENSE EXAMPLES (Unaudited)

June 30, 2014

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2014 through June 30, 2014.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as annuity costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Fund’s	Beginning	Ending	Expenses Paid
	Annualized Expense	Account Value	Account Value	During Period *
Actual	Ratio	1/1/2014	6/30/2014	1/1/2014 – 6/30/2014
Class 1	2.00%	$1,000.00	$1,037.80	$10.11
Class 2	2.50%	$1,000.00	$1,028.60	$12.57

	Fund’s	Beginning	Ending	Expenses Paid
Hypothetical	Annualized Expense	Account Value	Account Value	During Period *
(5% return before expenses)	Ratio	1/1/2014	6/30/2014	1/1/2014 – 6/30/2014
Class 1	2.00%	$1,000.00	$1,014.88	$9.99
Class 2	2.50%	$1,000.00	$1,012.40	$12.47

*    Expenses are equal to the Fund’s annualized expense ratio multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

Power Income VIT Fund

SUPPLEMENTAL INFORMATION (Unaudited)

June 30, 2014

Power Income VIT Fund (Adviser – W.E. Donoghue & Co., Inc.)*

 In connection with the regular meeting held on March 26 and 27, 2014 the Board of Trustees (the “Trustees” or the “Board”) of the Northern Lights Variable Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of an investment advisory agreement (the “Advisory Agreement”) between W.E. Donoghue & Co., Inc. (“W.E. Donoghue”) and the Trust, with respect to the Power Income VIT Fund (the “Portfolio”). In considering the renewal of the Advisory Agreement, the Trustees received materials specifically relating to the Advisory Agreement.

The Trustees relied upon the advice of counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor.  The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor.  Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent and Quality of Services.  The Trustees noted that W.E. Donoghue was founded in 1986, has current assets under management of approximately $760 million, and provides investment management services to individuals, corporations, institutions including trusts, employee benefit plans and retirement plans. The Board reviewed the background information on the key investment personnel who are responsible for servicing the Portfolio and was satisfied with their many years of combined financial industry experience in creating and managing sector rotation strategies.  The Trustees noted that W.E. Donoghue performs research and analysis for the Portfolio by applying technical trend indicators to the high yield asset class to determine when to be invested in a diversified portfolio of income producing high yield securities through ETFs and mutual funds that invest primarily in junk bonds or U/S. Treasury securities.  The Board noted that W.E. Donoghue does not select individual bonds or other fixed income securities, which could result in increased risk.  Noting that not all strategy risks can be eliminated, the Trustees noted that W.E. Donoghue identified the main risks as default risk and interest rate risk associated with the high yield asset class and attempts to mitigate them by (i) employing defensive technical indicators to shift the underlying high yield fund holdings to cash or (ii) utilizing various risk mitigating hedging techniques such as inverse equity exposure, inverse high yield exposure, U.S. treasury exposure, floating rate exposure or shorter duration high yield bond funds or any combination thereof.  The Trustees further noted that W.E. Donoghue monitors compliance with the Portfolio’s investment limitations through the use of trading worksheets that are updated with current positions and reviewed whenever the Portfolio has a new trade.  The Trustees further noted that W.E. Donoghue also completes monthly and quarterly checklists to meet its compliance obligations.  The Board reviewed W.E. Donoghue’s broker-dealer selection process.  The Trustees noted there have been no material compliance or litigation issues reported since the last advisory contract approval.  The Board acknowledged that W.E. Donoghue has a long history, a veteran investment team, and a strong risk management culture with a commitment to protecting capital, and concluded W.E. Donoghue will continue to provide high quality service to the Portfolio and its shareholders.

Performance.  The Trustees evaluated the performance of the Portfolio, noting that while the Portfolio’s returns were positive, it lagged both its peer group and the High Yield Bond Morningstar category since inception and over the past year, but outperformed its current benchmark over the same time periods.  They discussed the Portfolio’s since inception performance of 5.30% for Class I shares compared to 9.78% for the peer group and 5.40% for the Morningstar category.  The Trustees further noted that the MPT statistics indicate that the Portfolio takes on less risk relative to other comparative groups, and in the process, gives up more return than such groups.  The Trustees noted, however, that the Portfolio is achieving some measure of total return.  The Trustees concluded that the Portfolio’s performance was acceptable.

Fees and Expenses.  The Trustees noted that W.E. Donoghue charged an advisory fee of 1.00%, which was equal to the highest in the peer group.  Additionally, the Trustees noted the Portfolio’s expense ratio of 2.50% was lower than the highest expense ratio in the peer group and Morningstar category, but higher than the averages of

Power Income VIT Fund

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

June 30, 2014

the Portfolio’s Morningstar category and peer group.  The Trustees also noted that within the chosen peer group, the Portfolio was one of the smallest in terms of asset size.  Based on these factors and discussions with a representative of W.E. Donoghue concerning the Portfolio’s expense limitation agreement and capacity, the Trustees concluded that the Portfolio’s fees and expenses were not unreasonable.

Economies of Scale. The Trustees considered whether economies of scale would be realized by W.E. Donoghue with respect to management of the Portfolio.  They considered W.E. Donoghue’s representations that the Portfolio had limited capacity and its stated willingness to consider breakpoints if capacity issues abated and assets grew closer to $2.5 billion.  After discussion, it was the consensus of the Trustees that based on the anticipated size of the Portfolio over the next 12 months, economies of scale would be revisited if the size of the Portfolio materially increases.

Profitability. The Trustees considered the profits realized by W.E. Donoghue in connection with the operation of the Portfolio and whether the amount of profit is a fair entrepreneurial profit with respect to the services provided to the Portfolio.  They reviewed the profitability analysis provided by W.E. Donoghue and agreed that the very modest profits were reasonable and not excessive based on the level of service provided by W.E. Donoghue.

Conclusion.  Having requested and received such information from W.E. Donoghue as the Trustees believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Trustees concluded that the advisory fee structure is reasonable and that renewal of the Advisory Agreement is in the best interests of the shareholders of Power Income VIT Fund.

* Due to timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Portfolio.

PRIVACY NOTICE

NORTHERN LIGHTS VARIABLE TRUST

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS VARIABLE TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Variable Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Variable Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

NORTHERN LIGHTS VARIABLE TRUST

What we do:
How does Northern Lights Variable Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Variable Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Variable Trust does not share with its affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Variable Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Variable Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-877-779-7462 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-779-7462.

INVESTMENT ADVISOR

W.E. Donoghue & Co., Inc.

629 Washington Street

Norwood, MA 02062

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Dr. Suite 110

Hauppauge, NY 11788

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Variable Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

9/8/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

9/8/14

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

9/8/14